UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [    ]; Amendment Number:
                                                  ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEOLOGIC RESOURCE PARTNERS, LLC
             -------------------------------
Address:     535 Boylston Street
             -------------------------------
             Boston, MA 02116
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Form 13F File Number:  28-11778
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George R. Ireland
         -----------------
Title: Principal of GRI Holdings, LLC, the Managing Member of Geologic Resource Partners, LLC
         ---------------------------------------------------------------
Phone:   617-849-8922
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Signature, Place, and Date of Signing:

/s/George Ireland       Boston, MA                    August 15, 2011
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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      Form 13F File Number          Name
      None
      ----

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $171,558
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number        Name

     1        28-14322                    GRI HOLDINGS LLC
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

                                                                                                                 VOTING AUTHORITY
                             TITLE OF                   VALUE     SHARES/   SH/   PUT/   INVSTMNT    OTHER       ----------------
NAME OF ISSUER                CLASS          CUSIP    X($1000)    PRN AMT   PRN   CALL   DISCRETN   MANAGERS   SOLE   SHARED   NONE
--------------                -----          -----    --------    -------   ---   ----   --------   --------   ----   ------   ----

AURICO GOLD INC.               COM         05155C105   14,310   1,302,100   SH           DEFINED       1    1,302,100    0      0
BANRO CORP                     COM         066800103   30,476   7,998,900   SH           DEFINED       1    7,998,900    0      0
BARRICK GOLD CORP              COM         067901108   12,283     271,200   SH           DEFINED       1      271,200    0      0
ETFS PALLADIUM TR              SH BEN INT  26923A106   29,595     391,988   SH           DEFINED       1      391,988    0      0
FREEPORT-MCMORAN COPPER & GO   COM         35671D857   37,030     700,000   SH           DEFINED       1      700,000    0      0
GREAT BASIN GOLD LTD           COM         390124105   14,469   6,922,800   SH           DEFINED       1    6,922,800    0      0
KINROSS GOLD CORP              COM NO PAR  496902404   18,960   1,200,000   SH           DEFINED       1    1,200,000    0      0
LONCOR RESOURCES INC           COM         54179W101   14,435   5,454,600   SH           DEFINED       1    5,454,600    0      0